Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Temporary equity, shares outstanding	6,000,000	6,000,000	0
Temporary equity, price per share	$ 10.25	$ 10.07	$ 0
Preference shares, par value	$ 0.000075	$ 0.000075	$ 0.000075
Preference shares, shares authorized	2,666,666	2,666,666	2,666,666
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Common stock, par value	$ 0.000075	$ 0.000075	$ 0.000075
Common stock, shares authorized	266,666,666	266,666,666	266,666,666
Common stock, shares issued	2,427,500	2,427,500	2,433,333
Common stock, shares outstanding	2,427,500	2,427,500	2,433,333
Goodvision Inc [Member]
Common stock, par value	$ 5
Common stock, shares authorized	10,000
Common stock, shares issued	10,000
Common stock, shares outstanding	10,000